Risks and Uncertainty	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Risks and Uncertainty

3. Risks and Uncertainty

Currency risk

The Company’s operating activities are mainly transacted in HK$ and AUD which are also the functional currencies of the respective subsidiaries. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$ and there is no significant foreign exchange risk in relation to transactions denominated in AUD with respect to US$ following the disposal of QBS Pty on July 8, 2024.

The Company considers that the overall foreign exchange risk is not significant, and the Company has not used any instruments or derivatives to manage or hedge the risk.

Credit risks

Financial instruments that potentially subject the Company to the credit risks consist of cash, accounts receivable and other assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Company deposits its cash with reputable banks located in Hong Kong. As of September 30, 2025 and 2024, $764,761 and $371,918 were deposited with these banks, respectively. Balances maintained with banks in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$500,000 (equivalent to $64,260), and further increased to HK$800,000 (equivalent to $102,816), effective October 1, 2024, for each depositor at one bank, whilst the balances maintained by the Company may at times exceed the insured limits. Cash balances maintained with banks in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Company has not experienced any losses in these bank accounts and management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Assets that potentially subject the Company to significant credit risks primarily consist of accounts receivable and other assets. The Company performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Company also assesses historical collection trends, aging of receivables and general economic conditions. The Company considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of September 30, 2025, and 2024, the balances of allowance for expected credit losses were $446,688 and $212,252, respectively.

Concentration risks

For the years ended September 30, 2025, 2024 and 2023, most of the Company’s assets were located in Hong Kong. At the same time, the Company considers that it is exposed to the following concentrations of risk:

(e)	Major customers

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the years ended September 30, 2025, 2024 and 2023:

	For the Year ended September 30, 2025		For the Year ended September 30, 2024		For the Year ended September 30, 2023
Customers	Revenues	% of revenues	Revenues	% of revenues	Revenues	% of revenues
Customer A	$2,052,650	18.5	$322,552	9.7	$-	-
Customer B	1,808,898	16.3	147,196	4.4	-	-
Customer C	1,654,949	14.9	415,989	12.5	261,014	8.0
Customer D	1,128,958	10.2	-	-	-	-
Customer E	1,088,033	9.8	-	-	-	-
Customer F	-	-	255,993	7.7	922,692	28.4
Customer G	-	-	255,993	7.7	-	-
Customer H	15,395	0.1	181,243	5.5	-	-
Customer I	-	-	-	-	293,705	9.0
Customer J	10,263	0.1	120,061	3.6	217,056	6.7
Customer K	-	-	76,798	2.3	214,532	6.6
Total:	$7,759,146	69.9	$1,775,825	53.4	$1,908,999	58.7

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

3. Risks and Uncertainty (Continued)

(f)	Major suppliers

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s cost of revenues related to subcontracting and material expenses for the years ended September 30, 2025, 2024 and 2023:

	For the Year ended September 30, 2025		For the Year ended September 30, 2024		For the Year ended September 30, 2023
Suppliers	Cost of revenues	% of cost of revenues	Cost of revenues	% of cost of revenues	Cost of revenues	% of cost of revenues
Supplier A	$2,019,295	40.2	$-	-	$-	-
Supplier B	1,456,099	29.0	-	-	-	-
Supplier C	872,376	17.4	-	-	-	-
Supplier D	264,279	5.3	126,717	13.9	244,056	17.1
Supplier E	137,335	2.7	95,998	10.6	63,849	4.5
Supplier F	13,342	0.3	44,799	4.9	117,557	8.2
Supplier G	7,184	0.1	6,784	0.7	121,717	8.5
Supplier H	-	-	203,451	22.4	256,161	17.9
Supplier I	-	-	99,837	11.0	190,908	13.4
Supplier J	-	-	60,520	6.7	-	-
Total:	$4,769,910	95.0	$638,106	70.2	$994,248	69.6

(g)	Receivables

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable, after allowance for expected credit losses, as of September 30, 2025 and 2024:

	As of September 30, 2025		As of September 30, 2024
Customers	Accounts receivable	% of accounts receivable	Accounts receivable	% of accounts receivable
Customer A	$1,077,674	17.3%	$309,388	13.2
Customer B	1,056,447	16.9%	141,189	6.0
Customer C	929,164	14.9%	382,654	16.4
Customer D	827,188	13.3%	-	-
Customer E	702,644	11.3%	-	-
Customer F	-	-	470,959	20.2
Customer K	-	-	233,125	10.0
Total:	$4,593,117	73.7%	$1,537,315	65.8

(h)	Payables

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s accounts payable as of September 30, 2025 and 2024:

	As of September 30, 2025		As of September 30, 2024
Suppliers	Accounts payable	% of accounts payable	Accounts payable	% of accounts payable
Supplier A	$281,458	92.6	$-	-
Supplier K	9,947	3.3	-	-
Supplier L	5,783	1.9	-	-
Supplier F	3,470	1.1	-	-
Supplier M	3,298	1.1	1,203	5.6
Supplier G	-	-	14,457	67.7
Supplier N	-	-	5,663	26.5
Supplier O	-	-	36	0.2
Total:	$303,956	100.0	$21,359	100.0

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

3. Risks and Uncertainty (Continued)

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on bank deposits and bank loans, particularly during periods when the interest rate is expected to change significantly. Nevertheless, given the amounts of bank deposits and bank loans in question, the Company considers its interest rate risk to be manageable and not likely to cause significant disruption to the business.

As of September 30, 2025, the Company had an outstanding principal on bank loans of $634,266. The Company estimates that a 1% increase in the Hong Kong Dollar Prime Rate against bank loans outstanding on September 30, 2025 would result in an increase in interest expense of $6,343 per annum whilst the Company estimates that a 1% decrease in the Hong Kong Dollar Prime Rate against bank loans outstanding on September 30, 2025 would result in a decrease in interest expense of $6,343 per annum  .

As of September 30, 2024, the Company had an outstanding principal on bank loans of $483,206. The Company estimates that a 1% increase in the Hong Kong Dollar Prime Rate against bank loans outstanding on September 30, 2024 would result in an increase in interest expense of $4,832 per annum whilst the Company estimates that a 1% decrease in the Hong Kong Dollar Prime Rate against bank loans outstanding on September 30, 2024 would result in a decrease in interest expense of $4,832 per annum.

The Company has not used any instruments or derivatives to manage or hedge its interest rate risk exposure.